RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTT (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net loss	$ 6,194,217	$ 4,700,315
Stock compensation / stock-based compensation	1,969,723	1,322,963
Interest capitalized to line of credit	68,370	68,557
Accounts receivable	34,677	(279,003)
Inventories	(402,541)	126,907
Deposits	2,683	(2,735)
Deferred tax asset	(890,857)	419,837
Accounts payable and accrued expenses	670,087	(781,918)
Other liabilities		745,881
Accrued employee benefits	(1,238)	(28,161)
Net cash used in operating activities	(1,561,456)	(1,921,400)
Purchases of equipment	(11,283)	(7,105)
Net cash provided by (used in) investing activities	325	(7,105)
Proceeds from issuance of shares, net		3,758,895
Proceeds from notes payable - related parties	242,308	145,266
Repayments of notes payable - related parties		293,789
Net cash provided by financing activities	1,022,574	2,657,968
Effect of exchange rate changes on cash	46,368	(123,656)
Net increase in cash	(492,189)	605,807
Cash at end of year	$ 127,756	619,945
Previously Reported [Member]
Net loss		2,571,333
Depreciation and amortization		449,910
Stock compensation / stock-based compensation		148,788
Share issuance for services		972,925
Loss on write-off of assets / impairment expense		605,805
Interest capitalized to line of credit
Accounts receivable		720,032
Inventories		(126,908)
Prepaid expenses and other current assets		(369,846)
Right-of-use assets and liabilities		(120,932)
Deposits		2,735
Deferred tax asset		(419,837)
Accounts payable and accrued expenses		(677,438)
Deferred revenue / contracts payable		(161,038)
Other liabilities
Accrued employee benefits		(28,161)
Net cash used in operating activities		(1,575,298)
Purchases of equipment		(6,385)
Net activity on due from related parties		(54,638)
Net cash provided by (used in) investing activities		(61,023)
Proceeds from issuance of shares, net		3,319,221
Proceeds from notes payable - related parties
Repayments of notes payable - related parties
Repayments of notes payable		(1,178,132)
Net cash provided by financing activities		2,141,089
Effect of exchange rate changes on cash		101,036
Net increase in cash		605,804
Cash at beginning of year		14,140
Cash at end of year		619,944
Scenario, Adjustment [Member]
Net loss		2,128,982
Depreciation and amortization		(32,184)
Stock compensation / stock-based compensation		1,174,175
Share issuance for services		(972,925)
Loss on write-off of assets / impairment expense		1,256,028
Interest capitalized to line of credit		68,557
Accounts receivable		(441,029)
Inventories		1
Prepaid expenses and other current assets		(31,017)
Right-of-use assets and liabilities		119,873
Deposits
Deferred tax asset
Accounts payable and accrued expenses		(104,480)
Deferred revenue / contracts payable
Other liabilities		745,881
Accrued employee benefits
Net cash used in operating activities		(346,102)
Purchases of equipment		(720)
Net activity on due from related parties		54,638
Net cash provided by (used in) investing activities		53,918
Proceeds from issuance of shares, net		439,674
Proceeds from notes payable - related parties		145,266
Repayments of notes payable - related parties		(293,789)
Repayments of notes payable		225,728
Net cash provided by financing activities		516,879
Effect of exchange rate changes on cash		(224,692)
Net increase in cash		3
Cash at beginning of year		(2)
Cash at end of year		1
Revision of Prior Period, Adjustment [Member]
Net loss		4,700,315
Depreciation and amortization		417,726
Stock compensation / stock-based compensation		1,322,963
Share issuance for services
Loss on write-off of assets / impairment expense		1,861,833
Interest capitalized to line of credit		68,557
Accounts receivable		279,003
Inventories		(126,907)
Prepaid expenses and other current assets		(400,863)
Right-of-use assets and liabilities		(1,059)
Deposits		2,735
Deferred tax asset		(419,837)
Accounts payable and accrued expenses		(781,918)
Deferred revenue / contracts payable		(161,038)
Other liabilities		745,881
Accrued employee benefits		(28,161)
Net cash used in operating activities		(1,921,400)
Purchases of equipment		(7,105)
Net activity on due from related parties
Net cash provided by (used in) investing activities		(7,105)
Proceeds from issuance of shares, net		3,758,895
Proceeds from notes payable - related parties		145,266
Repayments of notes payable - related parties		(293,789)
Repayments of notes payable		(952,404)
Net cash provided by financing activities		2,657,968
Effect of exchange rate changes on cash		(123,656)
Net increase in cash		605,807
Cash at beginning of year		14,138
Cash at end of year		$ 619,945